Subsequent Events	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events [Line Items]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 10, 2022, the date that the financial statements were issued.

On January 4, 2021, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 shares of common stock, par value $0.0001.

On January 4, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Proposed Public Offering.

On January 13, 2021, the Sponsor sold 25,000 Founder Shares to each of Mr. Edwards, Mr. Julia and Mr. Pai, for an aggregate of 75,000 founder share, at approximately $0.009 per share, the same as the Sponsor’s original effective purchase price for the Founder Shares.

On January 13, 2021, the Company issued to EarlyBirdCapital and its designees an aggregate of 350,000 representative shares at $0.0001 per share.

On February 1, 2021, the Sponsor funded to the Company $100,000 pursuant to the Promissory Note. On February 10, 2021, the Sponsor funded to the Company an additional $25,000 pursuant to the Promissory Note, for an aggregate amount of $125,000.

On March 10, 2021, the Company effected a stock dividend of 0.2 shares for each founder share outstanding, resulting in an aggregate of 3,450,000 founder shares outstanding and held by the Sponsor and the Company’s directors (up to 450,000 of which are subject to forfeiture by the Company’s sponsor if the underwriters’ over-allotment option is not exercised in full) and an aggregate of 420,000 representative shares outstanding and held by EarlyBirdCapital and its designees. The financial statements have been retroactively restated to reflect the stock dividend that occurred in March 2021.

On March 10, 2021, the Company filed an amended and restated certificate of incorporation with the State of Delaware which authorized the Company to issue 100,000,000 shares of common stock with a par value of $0.0001 per share and 1,000,000 shares of preferred stock at a par value of $0.0001 per share.

On March 15, 2021, the Company consummated its initial public offering (the “IPO”) of 12,000,000 Public Units at $10.00 per unit, generating gross proceeds of $120,000,000 and incurring transaction costs of $2,825,347. Simultaneously with the closing of the IPO, the Company consummated the sale of 390,000 Private Units at a price of $10.00 per unit in a private placement to the Sponsor and EarlyBirdCapital, generating gross proceeds of $3,900,000. There are a total of 6,195,000 warrants underlying the Public Units and Private Units sold in the IPO and the associated private placement, none of which can be exercised until after the consummation of the initial Business Combination. Concurrently with the consummation of the IPO, the Promissory Note in an aggregate amount of $125,000 was fully repaid.

On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units, generating an aggregate of gross proceeds of $13,000,000 and incurring transaction costs of $260,000. In connection with the underwriters’ exercise of their over-allotment option, the Company also consummated the sale of an additional 26,000 Private Units at $10.00 per unit to the Sponsor and EarlyBirdCapital, generating gross proceeds of $260,000. There are a total of 663,000 warrants underlying the Public Units and Private Units sold in the underwriters’ partial exercise of the over-allotment option and the associated private placement, none of which can be exercised until after the consummation of the initial Business Combination.

On November 15, 2021, the Company entered into a definitive merger agreement with SoundHound Inc., a voice artificial intelligence company, where the two companies agreed to consummate a Business Combination that would value the combined company at a pro-forma enterprise value of approximately $2.1 billion. As part of the Business Combination, a number of investors committed to purchase 11.1 million shares of common stock of the combined company at a price of $10.00 per share, for a total $111 million, in a private placement that will close concurrently with the Business Combination.

Note 10 — Subsequent Events

On November 15, 2021, the Company entered into the Merger Agreement with SoundHound Inc., a voice artificial intelligence company, pursuant to which the two companies agreed to consummate a Business Combination. The total consideration to be paid by the Company to SoundHound is $2 billion in equity of the Company, with outstanding SoundHound stock options and warrants included on a net exercise basis. In connection with the Business Combination, certain accredited investors committed to purchase 11.1 million shares of Class A common stock of the combined company at a price of $10.00 per share, for total gross proceeds of $111 million, in a private placement that is scheduled to close concurrently with the Business Combination.

Additional information about the Merger Agreement and related transactions can be found in the Current Report on Form 8-K filed on November 16, 2021.

SoundHound, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

17.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 10, 2022, the date the condensed consolidated financial statements were issued.

Effective November 15, 2021, SoundHound, Archimedes, and Merger Sub entered into the Merger Agreement, dated as of November 15, 2021 (“Merger Agreement”) to facilitate the proposed business combination.

SoundHound will be the accounting acquirer and the Business Combination will be accounted for as a “reverse recapitalization,” whereby the financial statements of the combined entity represent the continuation of the financial statements of SoundHound in many respects. Accordingly, the consolidated assets, liabilities and results of operations of SoundHound will become the historical financial statements of the post-combination company, and Archimedes’ assets, liabilities and results of operations will be consolidated with SoundHound’s beginning on the acquisition date. Operations prior to the Business Combination will be presented as those of SoundHound in future reports. The net assets of SoundHound will be recognized at carrying value, with no goodwill or other intangible assets recorded.

On December 1, 2021, the Company withdrew the remaining $10,000 loan amount from the June 2021 Note.

15.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events through September 24, 2021, the date the consolidated financial statements were issued.

In March 2021, the Company entered into a loan and security agreement with a commercial bank. The amount borrowed totaled $30 million with warrants issued to purchase 127,570 shares of common stock at $20.37 per share. The loan bears interest at a rate equal to the greater of 9% or 5.75% above the Prime Rate. Payments are interest-only for the first twelve months and are fully amortizing thereafter. The term loan amortization date is April 1, 2022, but if certain performance milestones are met then the term loan amortization date is extended six months to begin October 1, 2022. The loan matures either September 2024 or March 2025 depending on meeting certain performance milestones and could be earlier if the $15 million convertible note converts as part of a ‘conversion event’.

In June 2021, the Company entered into a loan and security agreement with a capital lender. The amount available to borrow is $15 million with warrants issued to purchase 63,785 shares of common stock at $20.37 per share. Upon execution of the agreement, the Company borrowed $5 million and can borrow an additional $10 million per the terms of the agreement. The loan bears interest at a rate equal to the greater of 9% or 5.75% above the Prime Rate. Payments are interest-only for the first twelve months and are fully amortizing thereafter. The term loan amortization date is June 1, 2022, but if certain performance milestones are met then the term loan amortization date is extended six months to begin December 1, 2022. The loan matures at the earlier of May 2025 or when the $15 million convertible note is either paid in full or converts to preferred stock.

In June 2021, the Company entered into a non-binding letter of intent with a special purpose acquisition corporation (“SPAC”) which outlines the general terms and conditions of a potential business combination between the SPAC and the Company. The SPAC currently has $133 million in its trust account, which amount (net of redemptions) will be available at the closing.

In June 2021, the Company amended its D-3 preferred stock purchase agreement enabling the Company to issue up to 3,750,000 shares minus the number of D-3 shares previously sold.

In September 2021, The Company entered into an exclusive agreement with a cloud service provider (“Provider”) to host its voice AI platform. In addition, the Provider has committed to invest $50M in the Company.

15.    SUBSEQUENT EVENTS

The Company has evaluated subsequent events through September 10, 2021, the date the consolidated financial statements were issued.

In May 2020, the Company’s subsidiary in China entered into a new lease of office space in Beijing, China. The lease term is three years, commences in April 2020 and requires monthly rental payments of approximately $9,000.

In May and June 2020, the Company entered into two convertible promissory notes totaling $40 million. The convertible promissory notes mature in May and June 2022, respectively, bear interest at a rate of 5% annually and require no monthly payments. In the event the Company issues and sells equity securities in a bona fide equity offering, the total outstanding principal balance and unpaid accrued interest of the convertible promissory notes will automatically convert in whole into such equity securities sold in the qualified financing.

In August 2020, the holders of the $25.0 million convertible promissory note converted their convertible promissory note plus $0.3 million of unpaid accrued interest for 766,293 Series D-3A preferred shares at $33 per share.

In August 2020, the Company issued 454,545 Series D-3A preferred shares at $33.00 per share for net cash proceeds of $15.0 million.

In November 2020, the Company issued 25,000 Series D-3 preferred shares at $40.00 per share for net cash proceeds of $1.0 million.

In November 2020, the Series B preferred stock warrants were exercised in full resulting in the issuance of 101,570 Series B preferred shares at $1.97 per share in exchange for $200,000.

In March 2021, the Company entered into a loan and security agreement with a commercial bank. The amount borrowed totaled $30 million with warrants issued to purchase 127,570 shares of common stock at $20.37 per share. The loan bears interest at a rate equal to the greater of 9% or 5.75% above the Prime Rate. Payments are interest-only for the first twelve months and are fully amortizing thereafter. The term loan amortization date is April 1, 2022, but if certain performance milestones are met then the term loan amortization date is extended six months to begin October 1, 2022. The loan matures either September 2024 or March 2025 depending on meeting certain performance milestones and could be earlier if the $15 million convertible note converts as part of a ‘conversion event’.

In June 2021, the Company entered into a loan and security agreement with a capital lender. The amount available to borrow is $15 million with warrants issued to purchase 63,785 shares of common stock at $20.37 per share. Upon execution of the agreement, the Company borrowed $5 million and can borrow an additional $10 million per the terms of the agreement. The loan bears interest at a rate equal to the greater of 9% or 5.75% above the Prime Rate. Payments are interest- only for the first twelve months and are fully amortizing thereafter.

The term loan amortization date is June 1, 2022, but if certain performance milestones are met then the term loan amortization date is extended six months to begin December 1, 2022. The loan matures at the earlier of May 2025 or when the $15 million convertible note is either paid in full or converts to preferred stock.

In June 2021, the Company entered into a non-binding letter of intent (“LOI”) with a special purpose acquisition corporation (“SPAC”) which outlines the general terms and conditions of a potential business combination between the SPAC and the Company. The SPAC currently has $133 million in its trust account, which amount (net of redemptions) will be available at the closing.

In June 2021, the Company amended its D-3 preferred stock purchase agreement enabling the Company to issue up to 3,750,000 shares minus the number of D-3 shares previously sold.

In September 2021, The Company entered into an exclusive agreement with a cloud service provider (“Provider”) to host its voice AI platform. In addition, the Provider has committed to invest $50M in the Company.